Business combinations and other significant transactions - Acquisitions - Additional Information (Details) € in Millions												12 Months Ended
	Dec. 30, 2023 NUMBER GW	Dec. 13, 2023 EUR (€) NUMBER MW	Oct. 23, 2023 EUR (€) MW	Oct. 18, 2023 EUR (€)	Oct. 05, 2023 EUR (€) NUMBER MW	Oct. 02, 2023 EUR (€)	Jun. 21, 2023 EUR (€) NUMBER MW	May 11, 2023 EUR (€) NUMBER MW	Feb. 28, 2023 EUR (€) NUMBER	Feb. 09, 2023 EUR (€) MW	Jan. 30, 2023 EUR (€) MW	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Business combinations and other significant transactions
Consideration												€ 1,432	€ 1,667
Cash and cash equivalents												155
Goodwill												25	482	€ 1,574
Net financial liabilities												91
Fair value of investments held before the acquisition of control												€ (271)	(21)
Kellam photovoltaic plant | Plenitude business line
Business combinations and other significant transactions
Power generating capacity, existing or in advanced development | MW											81
Consideration											€ 37
Cash and cash equivalents											1
Net financial liabilities											€ 2
Maristella Directorship SLU | Plenitude business line
Business combinations and other significant transactions
Consideration										€ 5
Maristella Directorship SLU | Plenitude business line | Maximum
Business combinations and other significant transactions
Power generating capacity, existing or in advanced development | MW										90
Wind Hero SLU and Wind Grower SLU | Plenitude business line
Business combinations and other significant transactions
Consideration								€ 8
Number of companies acquired | NUMBER								2
Number of solar energy projects to be constructed | NUMBER								2
Consideration paid													4
Wind Hero SLU | Plenitude business line
Business combinations and other significant transactions
Power generating capacity, projected | MW								50
Wind Grower SLU | Plenitude business line
Business combinations and other significant transactions
Power generating capacity, projected | MW								50
HLS Bonete PV SLU and HLS Bonete Topco SLU | Plenitude business line
Business combinations and other significant transactions
Consideration							€ 118
Cash and cash equivalents							€ 22
Number of companies acquired | NUMBER							2
Number of photovoltaic plants owned | NUMBER							2
Goodwill							€ 6
HLS Bonete PV SLU and HLS Bonete Topco SLU | Plenitude business line | Maximum
Business combinations and other significant transactions
Power generating capacity, existing or in advanced development | MW							96
Boceto Solar SLU, Cornisa Solar SLU e Ladronera Solar SLU | Plenitude business line
Business combinations and other significant transactions
Consideration					€ 25
Number of companies acquired | NUMBER					3
Power generating capacity, projected | MW					150
Cash consideration														€ 4
Renopool 1 SLU | Plenitude business line
Business combinations and other significant transactions
Consideration			€ 100
Cash and cash equivalents			€ 6
Power generating capacity, projected | MW			330
Net financial liabilities			€ 20
Armadura Solar SLU | Plenitude business line
Business combinations and other significant transactions
Power generating capacity, existing or in advanced development | MW		250
Consideration paid		€ 19
Cash consideration		€ 24
Almazara Solar SLU, Atlante Solar SLU, Chapitel Solar SLU, Fortaleza Solar SLU and Garita Solar SLU | Plenitude business line
Business combinations and other significant transactions
Number of companies acquired | NUMBER		5
Power generating capacity, projected | MW		230
Consideration paid		€ 21
Cash consideration		€ 26
EDP Renováveis SA (“EDPR”) | Eni New Energy US Inc | Plenitude business line
Business combinations and other significant transactions
Power generating capacity, existing or in advanced development | GW	0.38
Number of photovoltaic plants owned | NUMBER	3
Percentage of businesses acquired	80.00%
BP business | Algeria | Exploration & Production
Business combinations and other significant transactions
Consideration									€ 476
Number of gas-producing concessions acquired | NUMBER									2
Unproved Property plant and equipment									€ 40
Proved property plant and equipment									€ 508
Chevron and operatorship in Ganal PSC and Rapak PSC and Makassar Straits PSC | Exploration & Production
Business combinations and other significant transactions
Consideration						€ 188
Cash and cash equivalents						122
Net financial liabilities						120
Unproved Property plant and equipment						91
Proved property plant and equipment						€ 13
Percentage of interest in project						20.00%
Ganal PSC | Exploration & Production
Business combinations and other significant transactions
Equity interest acquired (as a percent)						62.00%
Rapak PSC | Exploration & Production
Business combinations and other significant transactions
Equity interest acquired (as a percent)						62.00%
Makassar Straits PSC | Exploration & Production
Business combinations and other significant transactions
Equity interest acquired (as a percent)						72.00%
Novamont group
Business combinations and other significant transactions
Proportion of ownership interest in joint operation												36.00%
Novamont group | Chemicals business line
Business combinations and other significant transactions
Consideration				€ 404
Cash and cash equivalents				4
Goodwill				19
Net financial liabilities				€ 207
Equity interest acquired (as a percent)				64.00%
Fair value of investments held before the acquisition of control				€ (227)
Novamont group | Versalis SpA | Chemicals business line
Business combinations and other significant transactions
Proportion of ownership interest in joint operation				36.00%
Other Acquisitions And Businesses | Plenitude business line
Business combinations and other significant transactions
Consideration													€ 21